Accounts receivable, net (Tables)	6 Months Ended
Mar. 31, 2023
Accounts receivable, net
Schedule of Accounts receivable
	March 31,	September 30,
	2023	2022
	(unaudited)
Trade accounts receivable	$23,294,697	$19,095,539
Less: allowance for doubtful accounts	(2,262,274)	(330,990)
Accounts receivable, net	$21,032,423	$18,764,549

Schedule of movements in the allowance for credit losses
	March 31,	September 30,
	2023	2022
	(unaudited)
Balance at beginning of period	$330,990	-
Addition to allowance for doubtful accounts	2,228,462	358,218
Translation adjustments	(297,178)	(27,228)
Balance at end of period	$2,262,274	$330,990